Significant Event Subsequent to the End of the Reporting Period (Details)	Jul. 15, 2024 USD ($) shares
Significant Event Subsequent to the End of the Reporting Period (Details) [Line Items]
Contract term	5 years
Percentage of issued share capital	100.00%
Service fee (in Dollars) | $	$ 7
ARB IOT Group Sdn. Bhd. [Member]
Significant Event Subsequent to the End of the Reporting Period (Details) [Line Items]
Ordinary shares (in Shares) | shares	1
Subsequent Event [Member]
Significant Event Subsequent to the End of the Reporting Period (Details) [Line Items]
Ordinary shares, percentage	28.38%